Segment Information by geographical area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment information by geographical area
Non-Group sales	$ 171,493	$ 149,743	$ 165,357
Property, plant and equipment, intangible assets, net	123,984	127,333	124,067
Capital expenditures	16,896	20,530	28,033
France
Segment information by geographical area
Non-Group sales	39,032	33,472	36,536
Property, plant and equipment, intangible assets, net	6,397	5,361	4,123
Capital expenditures	1,193	1,835	980
Rest of Europe
Segment information by geographical area
Non-Group sales	83,255	71,551	79,463
Property, plant and equipment, intangible assets, net	18,260	20,647	22,354
Capital expenditures	2,805	3,842	4,783
North America
Segment information by geographical area
Non-Group sales	16,889	15,383	14,857
Property, plant and equipment, intangible assets, net	18,469	19,154	17,169
Capital expenditures	2,916	2,825	3,493
Africa
Segment information by geographical area
Non-Group sales	17,581	15,294	17,612
Property, plant and equipment, intangible assets, net	42,849	45,032	43,536
Capital expenditures	5,030	6,859	9,154
Rest of the world
Segment information by geographical area
Non-Group sales	14,736	14,043	16,889
Property, plant and equipment, intangible assets, net	38,009	37,139	36,885
Capital expenditures	$ 4,952	$ 5,169	$ 9,623